American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA® FUND
VP VALUE FUND * VP VISTA(SM) FUND

Supplement dated September 2, 2008 * Statement of Additional Information dated May 1, 2008

AS OF AUGUST 29, 2008, KEVIN TONEY BECAME A PORTFOLIO MANAGER FOR VP MID CAP
VALUE AND VP VALUE.

THE FOLLOWING TABLE PROVIDES ACCOUNTS MANAGED INFORMATION FOR KEVIN TONEY AND
SUPPLEMENTS THE DISCLOSURE ON PAGE 54 OF THE SAI. THE NUMBER OF ACCOUNTS AND
ASSETS ARE PROVIDED AS OF AUGUST 27, 2008.

ACCOUNTS MANAGED (AS OF MARCH 31, 2008)
------------------------------------------------------------------------------------
                              REGISTERED
                              INVESTMENT
                              COMPANIES (E.G.,                      OTHER ACCOUNTS
                              AMERICAN                              (E.G., SEPARATE
                              CENTURY                               ACCOUNTS AND
                              INVESTMENTS         OTHER POOLED      CORPORATE
                              FUNDS AND           INVESTMENT        ACCOUNTS,
                              AMERICAN            VEHICLES (E.G.,   INCLUDING
                              CENTURY             COMMINGLED        INCUBATION
                              INVESTMENTS -       TRUSTS AND        STRATEGIES AND
                              SUBADVISED          529 EDUCATION     CORPORATE
                              FUNDS)              SAVINGS PLANS)    MONEY)
------------------------------------------------------------------------------------
Kevin   Number of Accounts    9                   0                 1
Toney   ----------------------------------------------------------------------------
        Assets                $9,796,161,796(1)   N/A               $105,386,741
------------------------------------------------------------------------------------

(1)  INCLUDES $299,619,794 IN VP MID CAP VALUE AND $1,675,850,859 IN VP
     VALUE.

IN ADDITION, THE ENTRY FOR SCOTT MOORE IS DELETED FROM THE ACCOUNTS MANAGED
TABLE ON PAGES 53 OF THE SAI.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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